Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of committed expenditures

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2020	US$	141,218	Ps.	2,661,281
2021		164,856		3,106,744
2022		606,842		11,436,059
2023		793,967		14,962,467
2024 and thereafter		2,688,321		50,661,947
	US$	4,395,204	Ps.	82,828,498
(1)	Using the exchange rate as of December 31, 2019 of Ps.18.8452.

Schedule of future minimum lease payments

	Aircraft sale prices estimated
	in U.S. dollars		in Mexican pesos
2020	US$	396,470	Ps.	7,471,556
2021		691,940		13,039,748
2022		102,400		1,929,748
	US$	1,190,810	Ps.	22,441,052

Summary of future lease payments from sale and leaseback

	Aircraft leases
	in U.S. dollars		in Mexican pesos
2020	US$	20,847	Ps.	392,866
2021		57,190		1,077,757
2022		86,025		1,621,158
2023		88,259		1,663,259
2024 and thereafter		806,786		15,204,044
	US$	1,059,107	Ps.	19,959,084